Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2021		$ 1,699	[1]	$ 895	[1]	$ (2,594)	$ 298,517	$ (4,697,725)	$ (68,097)	$ (4,467,305)
Balance, shares at Sep. 30, 2021	[1]	16,986,145		8,945,307
Net loss			[1]		[1]			(6,456,883)		(6,456,883)
Accretion to redeemable preferred equity			[1]		[1]		(291,238)	(314,421)		(605,659)
Foreign currency translation adjustment			[1]		[1]		(7,279)		903,024	895,745
Balance at Sep. 30, 2022		$ 1,699	[1]	$ 895	[1]	(2,594)		(11,469,029)	834,927	(10,634,102)
Balance, shares at Sep. 30, 2022	[1]	16,986,145		8,945,307
Net loss			[1]		[1]			(2,343,238)		(2,343,238)
Accretion to redeemable preferred equity			[1]		[1]			(326,837)		(326,837)
Foreign currency translation adjustment			[1]		[1]				(212,292)	(212,292)
Exchange redeemable preferred equity with Class A ordinary shares		$ 531	[1]		[1]	(531)	12,154,929			12,154,929
Exchange redeemable preferred equity with Class A ordinary shares, shares	[1]	5,318,548
Balance at Sep. 30, 2023		$ 2,230	[1]	$ 895	[1]	(3,125)	12,154,929	(14,139,104)	622,635	(1,361,540)
Balance, shares at Sep. 30, 2023		22,304,693		8,945,307
Net loss			[1]		[1]			(1,280,661)		(1,280,661)
Foreign currency translation adjustment			[1]		[1]				(72,056)	(72,056)
Balance at Sep. 30, 2024		$ 2,230	[1]	$ 895	[1]	$ (3,125)	$ 12,154,929	$ (15,419,765)	$ 550,579	$ (2,714,257)
Balance, shares at Sep. 30, 2024		22,304,693		8,945,307

[1]	Giving retroactive effect to the issuance of shares effected on April 21, 2023.